UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           08/03/01
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  142

Form 13F Information Table Value Total:  93303



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   Common           000886101      274 41500.000SH       SOLE                41500.000
ALIGN Technology               Common           016255101      688 87800.000SH       SOLE                87800.000
AOL Time Warner Inc            Common           00184A105     1014 19126.000SH       SOLE                19126.000
AT&T Wireless Group            Common           001957406      831 50850.000SH       SOLE                50850.000
Abbott Laboratories            Common           002824100      739 15390.000SH       SOLE                15390.000
Adobe Systems, Inc.            Common           00724F101      940 20000.000SH       SOLE                20000.000
Affymetrix Corporation         Common           00826T108     1441 65350.000SH       SOLE                65350.000
Agere Systems, Inc.            Common                          753 103100.000SH      SOLE               103100.000
Agile Software Corp.           Common           00846X105      240 14100.000SH       SOLE                14100.000
Agilent Technologies           Common           00846U101     1126 34656.000SH       SOLE                34656.000
Alvarion                       Common                          246 55800.000SH       SOLE                55800.000
Amylin                         Common           032346108      112 10000.000SH       SOLE                10000.000
Apple Computer Inc.            Common           037833100      249 10700.000SH       SOLE                10700.000
Applied Materials              Common           038222105     1453 29600.000SH       SOLE                29600.000
Applied Micro Circuits         Common           03822W109      258 15000.000SH       SOLE                15000.000
Aspect Telecommunications Corp Common           04523Q102      559 80000.000SH       SOLE                80000.000
Atmel Corp                     Common           049513104      413 30600.000SH       SOLE                30600.000
Avici Systems                  Common                          428 50000.000SH       SOLE                50000.000
Baxter International Inc       Common           071813109      432 8550.000 SH       SOLE                 8550.000
Boeing Co.                     Common           097023105      278 5000.000 SH       SOLE                 5000.000
Boston Scientific              Common           101137107      569 33500.000SH       SOLE                33500.000
Bristol Myers Squibb Company   Common           110122108      845 16160.000SH       SOLE                16160.000
Business Objects               Common           12328X107      230 9750.000 SH       SOLE                 9750.000
Business Objects S.A.          Common                          354 15000.000SH       SOLE                15000.000
CheckFree Corporation          Common           162813109     1010 28795.000SH       SOLE                28795.000
Chippac Inc 'A'                Common           169657103      298 28500.000SH       SOLE                28500.000
Ciena Corporation              Common           171779101      570 15000.000SH       SOLE                15000.000
Cisco Corp.                    Common           17275R102     1365 75022.680SH       SOLE                75022.680
Clarent Corp.                  Common                           92 10000.000SH       SOLE                10000.000
Coherent Corp.                 Common           192479103      362 10000.000SH       SOLE                10000.000
Colt Telecom ADR               Common           196877104     1088 38875.000SH       SOLE                38875.000
Commerce One                   Common           200693109     1452 248704.000SH      SOLE               248704.000
Concord Communications         Common           206186108      830 92250.000SH       SOLE                92250.000
Conexant Systems Inc.          Common           207142100      754 84200.000SH       SOLE                84200.000
Corixa Corp                    Common           21887F100     1363 79839.000SH       SOLE                79839.000
Cornerstone Realty Income Trus Common           21922V102      116 10000.000SH       SOLE                10000.000
Costco Wholesale Corp.         Common           22160K105      205 5000.000 SH       SOLE                 5000.000
Dell Computer Corp.            Common           247025109      273 10450.000SH       SOLE                10450.000
Ditech Communications          Common           25500M103      519 69970.000SH       SOLE                69970.000
Duke Power Company             Common           264399106      390 10000.000SH       SOLE                10000.000
Dupont Corporation             Common           263534109      289 6000.000 SH       SOLE                 6000.000
EMC Corporation                Common           268648102      945 32300.000SH       SOLE                32300.000
East-West Bancorp              Common           27579r107      270 10000.000SH       SOLE                10000.000
Egghead.com Inc.               Common           282329101        9 15000.000SH       SOLE                15000.000
Electric Lightwave             Common           284895109       33 25000.000SH       SOLE                25000.000
Eli Lilly & Co.                Common           532457108      947 12800.000SH       SOLE                12800.000
Enron Corp.                    Common           293561106      675 13754.000SH       SOLE                13754.000
Entrust Technologies           Common           293848107     1920 270762.000SH      SOLE               270762.000
Eprise Corp                    Common           294352109      119 138000.000SH      SOLE               138000.000
Fairchild Semiconductor Intl   Common           303726103     1070 46520.000SH       SOLE                46520.000
First Republic Bank            Common           336158100      735 30000.000SH       SOLE                30000.000
Gemstar International Group Lt Common           36866W106      561 13160.000SH       SOLE                13160.000
Genentech Inc - New            Common           368710406     1725 31300.000SH       SOLE                31300.000
Golden State Vintners, Inc.    Common                          121 15000.000SH       SOLE                15000.000
Greater Bay Bancorp.           Common           391648102      500 20000.000SH       SOLE                20000.000
Guidant Corp.                  Common           401698105     1213 33707.000SH       SOLE                33707.000
Halliburton                    Common           406216101      943 26500.000SH       SOLE                26500.000
Healthsouth Corp               Common           421924101      160 10000.000SH       SOLE                10000.000
Hewlett Packard Company        Common           428236103      490 17130.000SH       SOLE                17130.000
I 2 Technologies               Common           465754109      374 18900.000SH       SOLE                18900.000
Immunex Corp                   Common           452528102      355 20000.000SH       SOLE                20000.000
Imperial Oil                   Common           453038408      232 9000.000 SH       SOLE                 9000.000
Incyte Pharmaceuticals         Common           45337C102      414 16900.000SH       SOLE                16900.000
Infineon Technologies AG       Common           45662N103      490 20900.000SH       SOLE                20900.000
Inhale Therapeutics            Common           457191104      874 38000.000SH       SOLE                38000.000
Intel Corp.                    Common           458140100      632 21600.000SH       SOLE                21600.000
International Business Machine Common           459200101      271 2400.000 SH       SOLE                 2400.000
Intuit Corp.                   Common           461202103      408 10200.000SH       SOLE                10200.000
Iomega Corp.                   Common           462030107      129 54000.000SH       SOLE                54000.000
JD Edwards                     Common           281667105      141 10000.000SH       SOLE                10000.000
Johnson & Johnson              Common           478160104     3150 63007.000SH       SOLE                63007.000
KLA/Tencor                     Common           482480100     1169 20000.000SH       SOLE                20000.000
Legato Systems Inc.            Common           524651106      857 53750.000SH       SOLE                53750.000
Lockheed Martin                Common           539830109      926 25000.000SH       SOLE                25000.000
Loral Space & Communications   Common           G56462107       93 33080.000SH       SOLE                33080.000
Lucent Technologies            Common           549463107      245 39453.000SH       SOLE                39453.000
MCI Worldcom Inc.              Common           98157D106      268 18850.000SH       SOLE                18850.000
McDonald's Corp                Common           580135101      731 27000.000SH       SOLE                27000.000
McKesson HBOC Inc.             Common           58155q103      967 26050.000SH       SOLE                26050.000
Mercury Interactive            Common           589405109     1989 33200.000SH       SOLE                33200.000
MetaSolv Software, Inc         Common           591393103      476 60000.000SH       SOLE                60000.000
Microsoft Corporation          Common           594918104      204 2800.000 SH       SOLE                 2800.000
Millenium Pharmaceutical       Common           599902103     1530 43000.000SH       SOLE                43000.000
Motorola, Inc.                 Common           620076109      612 36930.000SH       SOLE                36930.000
Multilink Technology           Common                          458 32000.000SH       SOLE                32000.000
National Instruments           Common           636518102     3341 102967.000SH      SOLE               102967.000
New Focus Inc.                 Common           644383101      231 28000.000SH       SOLE                28000.000
Nextel Communications, Inc.    Common           65332V103      262 15000.000SH       SOLE                15000.000
Nokia Corporation              Common           654902204      918 41350.000SH       SOLE                41350.000
Nortel Networks                Common           656568102      239 26415.000SH       SOLE                26415.000
Novoste Corp.                  Common           67010C100      770 30200.000SH       SOLE                30200.000
ONI Systems Corp               Common                          418 15000.000SH       SOLE                15000.000
OpenTV Corp.                   Common                          162 11500.000SH       SOLE                11500.000
Oratec Interventions           Common           68554M108      806 87000.000SH       SOLE                87000.000
P S C Inc.                     Common           69361E107      969 857487.000SH      SOLE               857487.000
PRI Automation                 Common           69357H106      681 36780.000SH       SOLE                36780.000
Parametric Technology          Common           699173100      853 61000.000SH       SOLE                61000.000
Peabody Energy                 Common                          213 6500.000 SH       SOLE                 6500.000
Pfizer Inc.                    Common           717081103      300 7500.000 SH       SOLE                 7500.000
Pharmacia Corp.                Common           71713u102      735 16000.000SH       SOLE                16000.000
Phillips Petroleum             Common           718507106      285 5000.000 SH       SOLE                 5000.000
Pinnacle Holdings Inc.         Common           72346n101      200 33275.000SH       SOLE                33275.000
Polartechnics, Ltd.            Common           Q7682M103       11 10000.000SH       SOLE                10000.000
Portal Software, Inc.          Common           736126103      250 60600.000SH       SOLE                60600.000
Proctor and Gamble             Common           742718109      638 10000.000SH       SOLE                10000.000
Qualcomm                       Common           747525103      216 3700.000 SH       SOLE                 3700.000
Quicklogic Corp                Common           74837P108       66 11000.000SH       SOLE                11000.000
RSA Security Dynamics Technolo Common           749719100      325 10500.000SH       SOLE                10500.000
S1 Corp.                       Common           78463B101      336 24000.000SH       SOLE                24000.000
ST Microelectronics            Common           861012102     1278 38150.000SH       SOLE                38150.000
Sage Inc                       Common           786632109     1381 89066.000SH       SOLE                89066.000
Siebel                         Common           826170102      797 17000.000SH       SOLE                17000.000
Silicon Valley Bancshares      Common           827064106      440 20000.000SH       SOLE                20000.000
Sirius Satellite Radio         Common           82966U103      363 29800.000SH       SOLE                29800.000
Smart Force (Formerly CBT Grou Common           83170A206      392 11125.000SH       SOLE                11125.000
Solectron                      Common           834182107      376 20542.000SH       SOLE                20542.000
Sony Corp.                     Common           835699307     1053 16000.000SH       SOLE                16000.000
Sprint Corporation             Common           852061100      224 10500.000SH       SOLE                10500.000
St. Jude Medical               Common           790849103      600 10000.000SH       SOLE                10000.000
Sycamore Networks              Common           871206108      559 60000.000SH       SOLE                60000.000
Sylvan Learning System         Common           871399101     2098 86350.000SH       SOLE                86350.000
Symbol Technologies            Common           871508107     1919 86437.000SH       SOLE                86437.000
TIBCO Software                 Common           88632Q103     1534 120150.000SH      SOLE               120150.000
Tellium, Inc.                  Common                          273 15000.000SH       SOLE                15000.000
Texas Instruments              Common           882508104     1951 61170.000SH       SOLE                61170.000
Transmeta Corp                 Common           89376R109      307 55000.000SH       SOLE                55000.000
United Parcel Service          Common           911312106      694 12000.000SH       SOLE                12000.000
UnitedGlobalCom, Inc.          Common                          519 60000.000SH       SOLE                60000.000
Unocal Corp.                   Common           915289102      341 10000.000SH       SOLE                10000.000
Veeco Corp.                    Common           922417100      524 13175.000SH       SOLE                13175.000
Verizon Communications         Common           92343V104      653 12200.000SH       SOLE                12200.000
Viacom Inc. Class B            Common           925524308      414 7992.000 SH       SOLE                 7992.000
Viasat, Inc.                   Common           92552V100     1389 58160.000SH       SOLE                58160.000
Virata Corp                    Common           927646109      296 25000.000SH       SOLE                25000.000
Vitria Technology              Common           92849Q104      296 86000.000SH       SOLE                86000.000
Vodafone Airtouch Plc Adr      Common           92857T107      335 15000.000SH       SOLE                15000.000
Wal Mart                       Common           931142103      439 9000.000 SH       SOLE                 9000.000
Wells Fargo & Company          Common           949746101      743 16000.000SH       SOLE                16000.000
Williams Communications Group, Common                           33 11102.000SH       SOLE                11102.000
Williams Companies             Common           969457100      445 13500.000SH       SOLE                13500.000
Xilinx, Inc.                   Common           983919101      290 7022.830 SH       SOLE                 7022.830
Zion Bancorp                   Common           989701107     1239 21000.000SH       SOLE                21000.000